DEBT (Details) - Schedule of Debt (Parentheticals)	Dec. 31, 2011 Ruby Developement Company [Member]	Mar. 31, 2014 Secured Note Payable [Member]	Dec. 31, 2013 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Mar. 31, 2014 Secured Convertible Notes Payable [Member]	Dec. 31, 2013 Secured Convertible Notes Payable [Member]	Dec. 31, 2012 Secured Convertible Notes Payable [Member]	Mar. 31, 2014 Unsecured convertible notes payable #1 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #1 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #1 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #2 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #2 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #2 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #3 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #3 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #3 [Member]	Mar. 31, 2014 Unsecured convertible notes payable #4 [Member]	Dec. 31, 2013 Unsecured convertible notes payable #4 [Member]	Dec. 31, 2012 Unsecured convertible notes payable #4 [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	3.00%	8.00%	8.00%	8.00%	10.00%	10.00%	10.00%	9.90%	9.90%	9.90%	8.00%	8.00%	8.00%	7.00%	7.00%	7.00%	5.00%	5.00%	5.00%